INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory
	US dollars
	December 31,
(in thousands)	2017	2016
Finished products	7,722	7,793
Raw materials	6,522	6,558
	14,244	14,351